ADVANCES TO SUPPLIERS	12 Months Ended
Jun. 30, 2026
Advances To Suppliers
ADVANCES TO SUPPLIERS

NOTE 6 – ADVANCES TO SUPPLIERS

The advances to suppliers primarily consist of prepayments for the inventory purchases. Advances to suppliers as of June 30, 2026 of which $4.1 million was received as inventory by September 2026.